CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net income/(loss)	$ 718,199	$ 97,459	$ (6,938)
Other comprehensive income/(loss)
Foreign currency translation adjustment	(39,737)	44,089	(2,222)
Comprehensive income/(loss)	678,462	141,548	(9,160)
Less: Comprehensive income attributable to non-controlling interests	107,677	66,953	21,813
Comprehensive income/(loss) attributable to Burford Capital Limited shareholders	$ 570,785	$ 74,595	$ (30,973)